Nonperforming Assets (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Loans carried at fair value	$ 433	[1]	$ 492	[1]
Federal Housing Administration Loan
OREO	132		195
Commercial Portfolio Segment
Loans carried at fair value	2		4
Residential Mortgage Loans
Loans carried at fair value	431		488
Residential Mortgage Loans | Residential Nonguaranteed
Loans carried at fair value	$ 431		$ 488

[1]	Includes loans of consolidated VIEs $3,322 $2,869